Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 012 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits at year-end as reported in the accompanying financial statements	$ 1,934,276,316	$ 1,765,137,394
Adjustment from contract value to current value for stable value funds	(2,864,518)	(6,649,610)
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Adjustment For Administrative Expenses Payable	47,373	49,110
Net assets available at year-end per Form 5500	$ 1,931,459,171	$ 1,758,536,894